SECURITIES	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE 3 – SECURITIES

          The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2014 and 2013 are summarized as follows (dollars in thousands):

	Amortized	Gross unrealized		Fair
December 31, 2014	cost	Gains	Losses	value
Available-for-sale securities
U.S. Government agencies	$162,289	$50	$3,085	$159,254
U.S. Government sponsored agency mortgage backed securities	172,035	64	4,129	167,970
States and political subdivisions	51,374	1,658	150	52,882
Corporate bonds	17,705	129	54	17,780
	$403,403	$1,901	$7,418	$397,886
Held-to-maturity securities
States and political subdivisions	$21,985	$278	$-	$22,263

December 31, 2013	Amortized	Gross unrealized		Fair
Available-for-sale securities	cost	Gains	Losses	value
U.S. Government agencies	$112,863	$-	$7,791	$105,072
U.S. Government sponsored agency mortgage backed securities	168,045	27	10,649	157,423
States and political subdivisions	45,237	1,240	140	46,337
Corporate bonds	20,747	280	145	20,882
	$346,892	$1,547	$18,725	$329,714
Held-to-maturity securities
States and political subdivisions	$27,839	$756	$-	$28,595

          Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2014 and 2013 was approximately $326,013 and $269,691, which was approximately 78% and 75%, respectively, of the Corporation’s available-for-sale and held-to-maturity investment portfolio. The Corporation evaluates its investment portfolio on a quarterly basis for impairment. The analysis performed as of December 31, 2014 and December 31, 2013 indicated that all impairment was considered temporary, market driven due primarily to fluctuations in market interest rates and not credit-related.

          The following table shows the Corporation’s investments’ gross unrealized losses and fair value of the Corporation’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2014 and 2013 (dollars in thousands):

December 31, 2014	Less than 12 months		12 months or greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of security	value	losses	value	losses	value	losses
US government agencies	$46,977	$219	$104,815	$2,866	$151,792	$3,085
US government sponsored agency mortgage backed securities	21,339	77	128,935	4,052	150,274	4,129
States and political subdivisions	14,539	142	1,418	8	15,957	150
Corporate bonds	4,783	17	3,207	37	7,990	54
	$87,638	$455	$238,375	$6,963	$326,013	$7,418

December 31, 2013	Less than 12 months		12 months or greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of security	value	losses	value	losses	value	losses
US government agencies	$100,533	$7,330	$4,539	$461	$105,072	$7,791
US government sponsored agency mortgage backed securities	144,134	10,073	8,698	576	152,832	10,649
States and political subdivisions	2,615	140	-	-	2,615	140
Corporate bonds	8,590	121	582	24	9,172	145
	$255,872	$17,664	$13,819	$1,061	$269,691	$18,725

          As shown in the tables above, at December 31, 2014, the Corporation had approximately $7,418 in unrealized losses on $326,013 of securities. The unrealized loss positions are most significant in two types of securities sectors which are U.S. government agencies and U.S. government sponsored agency mortgage backed securities. The unrealized losses associated with these investment securities are driven by changes in interest rates and the unrealized loss is recorded as a component of equity. These securities will continue to be monitored as a part of our ongoing impairment analysis, but are expected to perform even if the rating agencies reduce the credit rating of the bond issuers. Management evaluates the financial performance of the issuers on a quarterly basis to determine if it is probable that the issuers can make all contractual principal and interest payments. If a shortfall in future cash flows is identified, a credit loss will be deemed to have occurred and will be recognized as a change to earnings and a new cost basis for the security will be established.

          The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2014 and 2013, by contractual maturity, are shown below (dollars in thousands). Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2014	Available-for-sale		Held to maturity
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Within one year	$2,464	$2,481	$6,354	$6,446
One to five years	91,208	90,775	3,558	3,601
Five to ten years	112,329	110,508	12,073	12,216
After ten years	25,367	26,152	-	-
Mortgage-backed securities	172,035	167,970	-	-
Total	$403,403	$397,886	$21,985	$22,263

	Available-for-Sale		Held to Maturity
December 31, 2013	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Within one year	$5,841	$5,920	$3,135	$3,208
One to five years	26,404	26,489	7,043	7,305
Five to ten years	131,468	124,308	16,554	16,953
After ten years	15,134	15,574	1,107	1,129
Mortgage-backed securities	168,045	157,423	-	-
Total	$346,892	$329,714	$27,839	$28,595

          The Corporation transferred one held-to-maturity bond with a net carrying value of $450 to available-for-sale classification during 2014. Under ASC 320-10-25-6, the Corporation had concluded that there was sufficient evidence of deteriorating credit worthiness. Immediately following the reclassification, the Corporation sold the bond recognizing a realized gain of $5.

          The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $217,236 at December 31, 2014 and $210,494 at December 31, 2013.

          The book value of securities sold under agreements to repurchase amounted to $34,972 and $34,978 at December 31, 2014 and 2013, respectively.

          Gross gains of $737, $1,026 and $2,455 resulting from sales of available-for-sale securities were realized for the years ended December 31, 2014, 2013 and 2012, respectively. Losses of $85 were included in the net gain of $652 for December 31, 2014. A loss of $197 was included in the net gain of $829 for December 31, 2013. A loss of $161 was included in the net gain of $2,294 for December 31, 2012.